PRINCIPAL ACCOUNTING POLICIES - Acquisitions (Details) - CNY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Purchase price allocation
Goodwill		¥ 1,303.0	¥ 1,533.0
Business of acquisition OTA
Business combination disclosures
Total purchase consideration	¥ 1,967.0
Cash consideration	97.0
Business combination acquisition of previously held equity interest fair value	1,870.0
Gain from re-measurement of previously held equity interest to the fair value	¥ 4.0
Others
Business combination disclosures
Total purchase consideration		1,628.0	0.0	¥ 3.5
Identifiable intangible assets		283.0	0.0	2.6
Purchase price allocation
Goodwill		1,303.0	0.0	0.0
Business combination recognized identifiable assets acquired and liabilities assumed property, equipment and software		40.0	0.0	0.0
Business combination recognized identifiable assets acquired and liabilities assumed land use rights		¥ 33.0	¥ 0.0	¥ 0.0